Loss Per Share - Schedule of Income and Share Data Used in the Basic and Diluted Earnings (Loss) Per Ordinary Share Computations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Income and Share Data Used in the Basic and Diluted Earnings (Loss) Per Ordinary Share Computations [Abstract]
Loss attributable to ordinary shareholders of the Company for basic loss per share calculation (in Dollars)	$ (14,093,529)	$ (20,251,051)	$ (36,772,143)
Weighted average number of ordinary shares outstanding for basic loss per share calculation	6,280,616	6,280,616	6,275,118
Basic loss per share (in Dollars per share)	$ (2.24)	$ (3.22)	$ (5.86)
Loss attributable to ordinary shareholders of the Company for diluted loss per share calculation (in Dollars)	$ (14,093,529)	$ (20,251,051)	$ (36,772,143)
Weighted average number of ordinary shares outstanding basic loss per share calculation	6,280,616	6,280,616	6,275,118
Adjusted for:
- incremental shares issuable related to warrants issued
Weighted average number of shares outstanding for diluted loss per share calculation	6,280,616	6,280,616	6,275,118
Diluted loss per share (in Dollars per share)	$ (2.24)	$ (3.22)	$ (5.86)